NOTE 1 NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 10, 2012
Accounting Policies [Abstract]
Common stock			9,513,667
Allowances for doubtful accounts	$ 0
Write-offs	$ 216,825	$ 230,634